BASIS OF PRESENTATION (Details Narrative) - Shuhai Information Skill (HK) Limited [Member]	Oct. 29, 2015 shares
Ownership Rights Acquired	100.00%
Business Combination, Consideration Transferred	On October 29, 2015, the Company entered into a share exchange agreement (the “Exchange Agreement”) with the shareholders (the “Shareholders”) of Shuhai Information Skill (HK) Limited (“Shuhai Skill (HK)”), a limited liability company incorporated on May 15, 2015 under the laws of the Hong Kong Special Administrative Region of the People’s Republic of China (the “PRC”). Pursuant to the terms of the Exchange Agreement, the Shareholders, who together own 100% of the ownership rights in Shuhai Skill (HK), agreed to transfer all of the issued and outstanding ordinary shares of Shuhai Skill (HK) to the Company in exchange for the issuance of an aggregate of 4,000,000 (20,000,000 after the forward split) shares of Common Stock, thereby causing Shuhai Skill (HK) and its wholly foreign owned subsidiaries, Tianjin Information Sea Information Technology Co., Ltd., a limited liability company incorporated under the laws of the PRC, and Harbin Information Sea Information Technology Co., Ltd., a limited liability company incorporated under the laws of the PRC to become wholly-owned subsidiaries of the Company, and Shuhai Information Technology Co., Ltd., also a limited liability company incorporated under the laws of the PRC (“Shuhai Beijing”), became a variable interest entity of the Company.

Common Stock Outstanding, Shares	11,000,000